Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Sep. 23, 2021
Loss Contingencies [Line Items]
Insurance maximum amount	$ 1,000,000
Insurance Recoveries	1,789
Total amount of fine	$ 2,000
Diana Wilhelmsen Management Limited (DWM)
Loss Contingencies [Line Items]
Due From Related Parties		$ 1,000